Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

Note 1 - Organization and Basis of Presentation

The condensed consolidated financial statements presented are those of Cardio Diagnostics Holdings, Inc., (the “Company”) and its wholly-owned subsidiary, Cardio Diagnostics, Inc. (“Legacy Cardio”). The Company was incorporated as Mana Capital Acquisition Corp. (“Mana”) under the laws of the state of Delaware on May 19, 2021, and Legacy Cardio was formed on January 16, 2017 as an Iowa limited liability company (Cardio Diagnostics, LLC) and was subsequently incorporated as a Delaware C-Corp on September 6, 2019. The Company was formed to develop and commercialize a patent-pending Artificial Intelligence (“AI”)-driven DNA biomarker testing technology (“Core Technology”) for cardiovascular disease invented at the University of Iowa by the Founders, with the goal of becoming one of the leading medical technology companies for enabling precision prevention, early detection and treatment of cardiovascular disease. The Company is transforming the approach to cardiovascular disease from reactive to proactive. The Core Technology is being incorporated into a series of products for major types of cardiovascular disease and associated co-morbidities including coronary heart disease (CHD), stroke, heart failure and diabetes.

Interim Financial Statements

The following (a) consolidated balance sheet as of December 31, 2024, which has been derived from audited financial statements, and (b) the unaudited condensed consolidated interim financial statements of the Company as of and for the period ended June 30, 2025 have been prepared in accordance with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and six months ended June 30, 2025 are not necessarily indicative of results that may be expected for the year ending December 31, 2025 or any future periods. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2024 included in the Company’s Annual Report on Form 10-K, filed with the Securities and Exchange Commission (“SEC”) on March 20, 2025.

Reverse Stock Split

The Company held its annual meeting of stockholders on November 15, 2024, where the Company’s stockholders approved a reverse stock split at a ratio within a range of 1-for-5 and 1-for-40 and granted the Company’s Board of Directors the discretion to determine the timing and ratio of the split within such range.

On April 10, 2025, the Company’s Board of Directors determined to effect the reverse stock split of the common stock at a 1-for-30 ratio (the "Reverse Stock Split”) and approved the filing of a Certificate of Amendment (the "Certificate of Amendment”) to the Third Amended and Restated Certificate of Incorporation of the Company to effect the Reverse Stock Split.

On May 12, 2025, the Company filed the Certificate of Amendment with the Delaware Secretary of State to effect the Reverse Stock Split, effective immediately after the close of trading on Nasdaq on May 12, 2025 (the "Effective Time”). At the Effective Time, every 30 shares of issued and outstanding common stock automatically combined into one issued share of common stock, with no change in par value. No fractional shares were issued as a result of the Reverse Stock Split. Instead of issuing fractional shares, the Company rounded shares up or down to the nearest whole number as determined by DTC at the participant level. The Reverse Stock Split did not modify any voting rights or other terms of the common stock. The Company’s common stock began trading on a Reverse Stock Split-adjusted basis on The Nasdaq Capital Market at the open of the markets on May 13, 2025. The Reverse Stock Split was implemented for the purpose of regaining compliance with the minimum bid price requirement for continued listing of the Company’s common stock on the Nasdaq Capital Market.

As a result of the Reverse Stock Split, the number of shares of common stock outstanding was reduced from 52,160,487 shares to 1,738,683 shares, exclusive of 27 whole shares issued for rounding up fractional shares (which was issued in May 2025), and the number of authorized shares of common stock remains 300 million shares.

Unless otherwise indicated, all issued, and outstanding stock and per share amounts contained in the accompanying condensed consolidated financial statements have been adjusted to reflect the 1-for-30 Reverse Stock Split for all prior periods presented. Proportionate adjustments for the Reverse Stock Split were made to the exercise prices and number of shares issuable under the Company’s equity incentive plans, and the number of shares underlying outstanding equity awards, as applicable.

The impacts of the Reverse Stock Split were applied retroactively for all periods presented in accordance with applicable guidance, less the number of rounded whole shares issued for fractional shares on May 12, 2025. Therefore, prior period amounts are different than those previously reported. Certain amounts within the following tables may not foot due to rounding.

The following table illustrates changes in equity, as previously reported prior to, and as adjusted subsequent to, the impact of the Reverse Stock Split retroactively adjusted for the periods presented:

	June 30, 2024
	As Previously	Impact of Reverse	As
	Reported	Stock Split	Revised
Common stock - shares	23,313,070	(22,535,967)	777,103
Common stock - amount	$233	$(225)	$8
Additional paid-in capital	$22,893,962	$225	$22,894,187

	March 31, 2024
	As Previously	Impact of Reverse	As
	Reported	Stock Split	Revised
Common stock - shares	21,628,974	(20,908,008)	720,966
Common stock - amount	$216	$(209)	$7
Additional paid-in capital	$21,568,549	$209	$21,568,758

	December 31, 2024
	As Previously	Impact of Reverse	As
	Reported	Stock Split	Revised
Common stock - shares	45,944,039	(44,412,571)	1,531,468
Common stock - amount	$459	$(444)	$15
Additional paid-in capital	$32,309,162	$444	$32,309,606

	December 31, 2023
	As Previously	Impact of Reverse	As
	Reported	Stock Split	Revised
Common stock - shares	20,540,409	(19,855,729)	684,680
Common stock - amount	$205	$(198)	$7
Additional paid-in capital	$17,326,299	$198	$17,326,497

The following table illustrates changes in loss per share and weighted average shares outstanding, as previously reported prior to, and as adjusted subsequent to, the impact of the Reverse Stock Split retroactively adjusted for the periods presented:

	Six months ended June 30, 2024
	As Previously	Impact of Reverse	As
	Reported	Stock Split	Revised
Loss attributable to common shareholders	$(5,451,579)	$—	$(5,451,579)
Weighted average shares used to compute basic and diluted EPS	21,842,422	(21,114,341)	728,081
Loss per share - basic and diluted	$(0.25)	$(7.24)	$(7.49)

	Three months ended June 30, 2024
	As Previously	Impact of Reverse	As
	Reported	Stock Split	Revised
Loss attributable to common shareholders	$(1,287,995)	$—	$(1,287,995)
Weighted average shares used to compute basic and diluted EPS	22,607,618	(21,854,031)	753,587
Loss per share - basic and diluted	$(0.06)	$(1.65)	$(1.71)

The following outstanding stock options and warrants exercisable or issuable into shares of common stock were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	Six months ended June 30, 2024
	As Previously	Impact of Reverse	As
	Reported	Stock Split	Revised
Common stock options	3,796,725	(3,670,168)	126,557
Common stock warrants	8,528,766	(8,244,474)	284,292

Stock options were adjusted retroactively to give effect to the Reverse Stock Split for the six months ended June 30, 2024:

	As Previously Reported		Impact of Reverse Stock Split		As Revised
	Options	Weighted Average	Options	Weighted Average	Options	Weighted Average
	Outstanding	Exercise Price	Outstanding	Exercise Price	Outstanding	Exercise Price
Options outstanding at December 31, 2023	2,584,599	$3.06	(2,498,446)	$88.66	86,153	$91.72
Options granted	1,218,126	$2.07	(1,177,522)	$60.07	40,604	$62.14
Options cancelled	(6,000)	$2.11	5,800	$61.19	(200)	$63.30
Options outstanding at June 30, 2024	3,796,725	$2.74	(3,670,168)	$79.53	126,557	$82.27
Options vested and exercisable at June 30, 2024	3,789,225	$2.74	(3,662,918)	$79.53	126,307	$82.27

Warrants were adjusted retroactively to give effect to the Reverse Stock Split for the six months ended June 30, 2024:

	As Previously Reported		Impact of Reverse Stock Split		As Revised
	Warrants	Weighted Average	Warrants	Weighted Average	Warrants	Weighted Average
	Outstanding	Exercise Price	Outstanding	Exercise Price	Outstanding	Exercise Price
Warrants outstanding at December 31, 2023	7,854,620	$9.70	(7,592,799)	$281.35	261,821	$291.05
Warrants granted	674,146	$1.78	(651,675)	$51.62	22,471	$53.40
Warrants cancelled	—	—	—	—	—	—
Warrants outstanding at June 30, 2024	8,528,766	$9.08	(8,244,474)	$263.18	284,292	$272.26

Note 1 – Organization and Basis of Presentation

The consolidated financial statements presented are those of Cardio Diagnostics Holdings, Inc., (the “Company”) and its wholly-owned subsidiary, Cardio Diagnostics, Inc. (“Legacy Cardio”). The Company was incorporated as Mana Capital Acquisition Corp. (“Mana”) under the laws of the state of Delaware on May 19, 2021, and Legacy Cardio was formed on January 16, 2017 as an Iowa limited liability company (Cardio Diagnostics, LLC) and was subsequently incorporated as a Delaware C-Corp on September 6, 2019. The Company was formed to develop and commercialize a patent-pending Artificial Intelligence (“AI”)-driven DNA biomarker testing technology (“Core Technology”) for cardiovascular disease invented at the University of Iowa by the Founders, with the goal of becoming one of the leading medical technology companies for enabling precision prevention, early detection and treatment of cardiovascular disease. The Company is transforming the approach to cardiovascular disease from reactive to proactive. The Core Technology is being incorporated into a series of products for major types of cardiovascular disease and associated co-morbidities including coronary heart disease (CHD), stroke, heart failure and diabetes.

Business Combination

On May 27, 2022, Mana, Mana Merger Sub, Inc. (“Merger Sub”), a wholly-owned direct subsidiary of Mana, Meeshanthini Dogan, the Shareholders’ Representative, and Legacy Cardio entered into the Business Combination Agreement (the “Merger Agreement”). On October 25, 2022, pursuant to the Merger Agreement, Legacy Cardio merged with and into Merger Sub, with Legacy Cardio surviving as the wholly-owned subsidiary of Mana. Subsequent to the merger, Mana changed its name to Cardio Diagnostics Holdings, Inc.